Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

11 - INCOME TAXES

Domestic and foreign components of loss before income tax are as follows:

	Years Ended December 31,
	2020	2019

Domestic	$(12,071,603)	$(10,768,069)
Foreign	14,726	13,750
Total	(12,056,877)	(10,754,319)

Income tax expense (benefit) consists of the following:

Years Ended December 31,
	2020	2019
Current income taxes
Federal	$-	$-
States	-	-
Total current income taxes	-	-

Deferred income taxes
Federal	-	-
States	-	-
Total deferred income taxes	-	-

Total income tax expense (benefit)	$-	$-

Income tax expense (benefit) differed from amounts that would result from applying the US statutory income tax rates (21% for the year ended December 31, 2020 and 2019) to loss before income taxes as follows:

	Years Ended December 31,
	2020	2019

U.S. statutory income tax expense (benefit)	$(2,507,484)	$(2,258,407)
Permanent differences	1,622,396	509,514
State tax expenses	(180,724)	(575,086)
Change in valuation allowance	1,065,812	2,323,979
Income tax expense	$-	$-

The principal components of deferred tax assets and liabilities at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$5,105,063	$4,372,081
Stock based compensation	609,587	323,572
Others	335,882	181,700
Total deferred tax assets before valuation allowance	6,050,532	4,877,353

Valuation allowance	(5,837,312)	(4,771,500)
Total deferred tax assets after valuation allowance	213,220	105,853

Deferred tax liabilities:
Property, equipment and intangibles	(213,220)	(105,853)
Total deferred tax liabilities	(213,220)	(105,853)

Net deferred tax assets and liabilities	$-	$-

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred since inception. Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth. On the basis of this evaluation, as of December 31, 2020, a valuation allowance of $5,837,312 has been recorded to record the deferred tax asset that is more likely than not to be realized. The net change during the year in the total valuation allowance is an increase of $1,065,812.

The Company has federal net operating loss carry forwards of $22,380,564. The Company has various state net operating loss carry forwards. The determination of the state net operating loss carry forwards is dependent upon the apportionment percentages and state laws that can change from year to year and impact the amount of such carry forwards. If federal net operating loss carry forwards are not utilized, $3,332,471 will begin to expire in 2036. The remaining federal net operating losses of $19,048,093 have no expiration.

Management does not believe that there are significant uncertain tax positions in 2020 or 2019. There are no interest and penalties related to uncertain tax positions in 2020 or 2019.

The Company files income tax returns in the United States federal and various state jurisdictions. The Company is no longer subject to income tax examinations for federal income taxes before 2016 or for states before 2015. Net operating loss carryforwards are subject to examination in the year they are utilized regardless of whether the tax year in which they are generated has been closed by statute. The amount subject to disallowance is limited to the NOL utilized. Accordingly, the Company may be subject to examination for prior NOL’s generated as such NOL’s are utilized. As of December 31, 2020, the Company had not filed its 2018 and 2019 foreign operation tax returns.